UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-09607

                              Fairholme Funds Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 51 JFK Parkway

                              Short Hills, NJ 07078
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                        CITCO-Quaker Fund Services, Inc.

                                 P.O. Box C-1100

                           Southeastern, PA 19398-1100
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-866-202-2263

Date of fiscal year end: 11/30/2003

Date of reporting period: 11/30/2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

EXPLANATORY NOTE

The Registrant is filing the Amendment to its Certified Shareholder Report on Form N-CSR originally filed with the Securities and Exchange Commission on February 9, 2004 to provide the management's discussion and analysis. Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosure therein in any way.

ITEM 1.

BOARD OF DIRECTORS
  Bruce R. Berkowitz
  Avivith Oppenheim, Esq.
  Keith D. Trauner
  Joel L. Uchenick
  Leigh Walters, Esq.
                                                       =========
OFFICERS                                               FAIRHOLME
  Bruce R. Berkowitz, President                        =========
  Keith D. Trauner, Secretary & Treasurer

INVESTMENT ADVISER
  Fairholme Capital Management, L.L.C.
  51 JFK Parkway                                     ANNUAL REPORT
  Short Hills, NJ 07078
  Telephone: 973-379-6557

DIVIDEND PAYING AGENT,                             ==================
SHAREHOLDERS' SERVICING AGENT,                     THE FAIRHOLME FUND
TRANSFER AGENT                                     ==================
  CITCO Mutual Fund Services, Inc.
  1288 Valley Forge Road, Suite 88        A NO-LOAD CAPITAL APPRECIATION FUND
  Valley Forge, PA 19482
  Telephone: 866-202-2263

CUSTODIAN
  UMB Bank N.A.
  1010 Grand Boulevard
  Kansas City, MO 64106

INDEPENDENT AUDITORS                           For the Fiscal Year Ended:
  McCurdy & Associates CPA's, Inc.                 NOVEMBER 30, 2003
  27955 Clemens Road
  Westlake, OH 44145

FUND COUNSEL
  David Jones & Assoc., P.C.
  395 Sawdust Road, #2148
  The Woodlands, TX 77380

This report is provided for the general         WWW.FAIRHOLMEFUNDS.COM
information of the shareholders of The              (866) 202-2263
Fairholme Fund. This report is not
intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

                     VALUE OF $10,000 INVESTED AT INCEPTION
                       THE FAIRHOLME FUND VS. THE S&P 500

                                  [LINE GRAPH]

                         FAIRHOLME FUND         S&P 500
--------------------------------------------------------------------------------
12/29/1999                     $10,000.00         $10,000.00         $    5,000
 2/29/2000                     $ 9,330.00         $ 9,354.90         $    6,000
 5/31/2000                     $11,210.00         $ 9,756.71         $    7,000
 8/31/2000                     $11,950.00         $10,452.20         $    8,000
11/30/2000                     $13,550.00         $ 9,081.31         $    9,000
 2/28/2001                     $15,032.80         $ 8,587.93         $   10,000
 5/31/2001                     $15,124.53         $ 8,727.05         $   11,000
 8/31/2001                     $15,277.40         $ 7,903.01         $   12,000
11/30/2001                     $15,277.40         $ 7,971.25         $   13,000
 2/28/2002                     $15,917.34         $ 7,770.93         $   14,000
 5/31/2002                     $16,636.19         $ 7,518.53         $   15,000
 8/31/2002                     $15,619.53         $ 6,480.90         $   16,000
11/30/2002                     $15,547.64         $ 6,654.93         $   17,000
 2/28/2003                     $14,423.93         $ 6,008.35         $   18,000
 5/31/2003                     $16,475.61         $ 6,912.36         $   19,000
 8/31/2003                     $17,118.06         $ 7,262.91         $   20,000
11/30/2003                     $18,734.53         $ 7,659.10
--------------------------------------------------------------------------------

This chart covers the period from December 29, 1999 (the date Fund shares were offered to the public) to November 30, 2003 (the end of the fourth fiscal year). Past performance is not a guarantee of future results and past performance should not be considered as representative of the capital gain or loss which may be realized from an investment made today in the Fund. Results do not reflect any taxes that a taxable shareholder might have incurred as a result of distributions by the Fund. Data for both the S&P 500 Index and the Fund are presented assuming that all dividends have been reinvested. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. The S&P Index does not reflect any asset-based charges for investment management or transaction expenses, nor does the Index reflect any effects of taxes, fees or other types of charges.

THE FAIRHOLME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                         SCHEDULE OF INVESTMENTS
                                                               November 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                           MARKET VALUE
  ------                                                           ------------
              COMMON STOCKS - 72.74%
              DIVERSIFIED HOLDING COMPANY - 51.44%
    17,214      Alleghany Corp.*                                   $  3,546,084
       106      Berkshire Hathaway, Inc.* Class A                     8,877,500
     4,540      Berkshire Hathaway, Inc.* Class B                    12,716,540
   485,225      Leucadia National Corp.                              20,622,062
                                                                   ------------
                                                                     45,762,186
                                                                   ------------

              HOME FURNISHINGS - 2.97%
    65,000      Ethan Allen Interiors, Inc.                           2,645,500
                                                                   ------------

              HOSPITAL AND MEDICAL SERIVICES - 2.95%
    60,000      Oxford Health Plans, Inc.*                            2,629,200
                                                                   ------------

              NEWSPAPERS: PUBLISHING AND PRINTING - 0.58%
    16,906      Daily Journal Corp.*                                    515,633
                                                                   ------------

              PROPERTY AND CASUALTY INSURANCE - 10.11%
    11,221      Markel Corp.*                                         2,886,602
    64,000      Mercury General Corp.                                 3,045,120
     7,000      White Mountains Insurance Group Ltd.                  3,059,000
                                                                   ------------
                                                                      8,990,722
                                                                   ------------

              REAL ESTATE OPERATIONS - 3.23%
   102,626      Homefed Corp.*                                        2,873,528
                                                                   ------------

              BEVERAGE, FOOD, AND TOBACCO - 1.46%
    25,000      Altria Group, Inc.                                    1,300,000
                                                                   ------------

TOTAL COMMON STOCKS (COST $48,215,533)..........................     64,716,769
                                                                   ------------

              CLOSED-END MUTUAL FUNDS - 4.53%
    13,030      Capital Southwest Corp.                                 794,830
   152,575      Gladstone Capital Corp.                               3,240,693
                                                                   ------------

TOTAL CLOSED-END MUTUAL FUNDS (COST $3,330,804).................      4,035,523
                                                                   ------------

              FOREIGN INVESTMENTS - 2.23%
   900,000      JZ Equity Partners PLC **                             1,981,260
                                                                   ------------

TOTAL FOREIGN INVESTMENTS (COST $1,961,120).....................   $  1,981,260
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                             SCHEDULE OF INVESTMENTS (Continued)
                                                               November 30, 2003
--------------------------------------------------------------------------------

  SHARES                                                           MARKET VALUE
  ------                                                           ------------

              REAL ESTATE INVESTMENT TRUST - 3.46%
   200,000      Gladstone Commercial Corp.*                        $  3,080,000
                                                                   ------------

TOTAL REAL ESTATE INVESTMENT TRUST (COST $2,790,000)............      3,080,000
                                                                   ------------

              WARRANTS - 0.40%
   325,000      Citigroup, Inc. Litigation Warrants*                    357,500
                                                                   ------------

TOTAL WARRANTS (COST $389,980)..................................        357,500
                                                                   ------------

              MISCELLANEOUS INVESTMENTS - 4.64%                       4,129,454
                                                                   ------------

TOTAL MISCELLANEOUS INVESTMENTS (COST $4,133,845)...............      4,129,454
                                                                   ------------

              CORPORATE BONDS - 4.16%
 8,000,000      Worldcom, Inc. 8.25%, 05/15/2031*                     2,690,000
 1,000,000      Worldcom, Inc. 8.25%, 05/15/2010*                       336,250
 1,000,000      Worldcom, Inc. 7.50%, 05/15/2011*                       336,250
 1,000,000      Worldcom, Inc. 6.40%, 08/15/2005*                       336,250
                                                                   ------------

TOTAL CORPORATE BONDS (COST $3,201,250).........................      3,698,750
                                                                   ------------

              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.37%
 3,000,000      T-Bill 0.00%, 12/26/2003                              2,997,962
                                                                   ------------

TOTAL U.S GOVERNMENT AND AGENCY OBLIGATIONS (COST $2,997,962)...      2,997,962
                                                                   ------------

              CASH EQUIVALENTS - 3.23%

              MONEY MARKET FUNDS
 2,870,523      UMB Money Market, 0.26%(a)                            2,870,523
                                                                   ------------

TOTAL CASH EQUIVALENTS (COST $2,870,523)........................      2,870,523
                                                                   ------------

TOTAL INVESTMENTS (COST $69,891,017) - 98.76%                        87,867,741
                                                                   ------------

              CASH AND OTHER ASSETS LESS LIABILITIES, NET - 1.24%     1,100,623
                                                                   ------------

NET ASSETS - 100.00%............................................   $ 88,968,364
                                                                   ============

*    Non-Income Producing Securities
**   United Kingdom Security Denominated in U.S. Dollars
(a) Variable rate security, the coupon rate shown represents the rate at November 30, 2003.

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                               November 30, 2003
--------------------------------------------------------------------------------

ASSETS
     Investments, at Market Value (Cost -- $69,891,017)          $   87,867,741
     Cash                                                             1,267,368
     Dividends and Interest Receivable                                   14,274
     Receivable for Capital Shares Purchased                            315,741
     Receivable from Advisor                                              7,376
                                                                 --------------
          Total Assets                                               89,472,500
                                                                 --------------

LIABILITIES
     Payable for Investments Purchased                                  433,225
     Accrued Management Fees                                             70,911
                                                                 --------------
          Total Liabilities                                             504,136
                                                                 --------------

NET ASSETS
     Paid-In Capital                                                 70,962,231
     Net Accumulated Realized Gain on Investments                        29,409
     Net Unrealized Appreciation on Investments                      17,976,724
                                                                 --------------

NET ASSETS                                                       $   88,968,364
                                                                 ==============

Shares of Beneficial Interest Outstanding                             4,920,961
                                                                 --------------
Net Asset Value Per Share                                        $        18.08
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                              FOR THE YEAR ENDED
                                                               NOVEMBER 30, 2003
                                                               -----------------
INVESTMENT INCOME
     Interest                                                    $      106,485
     Dividends                                                   $      446,174
                                                                 --------------
          Total Investment Income                                       552,659
                                                                 --------------

EXPENSES
     Management Fees (Note 3)                                           634,932
                                                                 --------------
     Total Expenses                                                     634,932
                                                                 --------------
          Net Investment Income/(Loss)                                  (82,273)
                                                                 --------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
          Realized Gain/(Loss) on Investments                            30,629
          Unrealized Appreciation/(Depreciation) on Investments      14,048,763
                                                                 --------------
     Net Realized and Unrealized Gain/(Loss) on Investments          14,079,392
                                                                 --------------

NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS            $   13,997,119
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

                                                         STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------

                                                              FOR THE            FOR THE
                                                            FISCAL YEAR        FISCAL YEAR
                                                               ENDED              ENDED
                                                         NOVEMBER 30, 2003  NOVEMBER 30, 2002
                                                         -----------------  -----------------
CHANGE IN NET ASSETS
FROM OPERATIONS
  Net Investment Income/(Loss)                             $      (82,273)    $       18,932
  Net Realized Gain/(Loss) on Investments                          30,629            322,616
  Net Change Unrealized Appreciation/(Depreciation)            14,048,763           (228,921)
                                                           --------------     --------------
  Increase in Net Assets from Operations                       13,997,119            112,627
                                                           --------------     --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net Investment Income                                           (98,514)           (55,270)
  Net Realized Gains from Security Transactions                  (323,866)          (165,284)
                                                           --------------     --------------
  Net Decrease in Net Assets from Distributions                  (422,380)          (220,554)
                                                           --------------     --------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds From Sale of Shares                                 32,996,049         24,925,177
  Shares Issued in Reinvestment of Dividends                      419,983            219,557
  Cost of Shares Redeemed                                      (5,831,189)        (5,980,806)
                                                           --------------     --------------
  Net Increase in Net Assets from Shareholder Activity         27,584,843         19,163,928
                                                           --------------     --------------

NET ASSETS
Net Increase in Net Assets                                     41,159,582         19,056,001
Net Assets at Beginning of Period                              47,808,782         28,752,781
                                                           --------------     --------------
Net Assets at End of Period (including accumulated
  undistributed net investment income of
  $0 and $6,100 respectively)                              $   88,968,364     $   47,808,782
                                                           ==============     ==============

SHARES TRANSACTIONS
  Issued                                                        2,102,405          1,623,343
  Reinvested                                                       28,416             14,239
  Redeemed                                                       (367,156)          (398,373)
                                                           --------------     --------------
Net Increase in Shares                                          1,763,665          1,239,209
Shares Outstanding at Beginning of Period                       3,157,296          1,918,087
                                                           --------------     --------------
Shares Outstanding at End of Period                             4,920,961          3,157,296
                                                           ==============     ==============

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------

                                               FOR THE         FOR THE         FOR THE       DECEMBER 29,
                                                FISCAL          FISCAL          FISCAL          1999*
                                              YEAR ENDED      YEAR ENDED      YEAR ENDED         TO
                                             NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,    NOVEMBER 30,
                                                 2003            2002            2001            2000
NET ASSET VALUE, BEGINNING OF PERIOD          $    15.14      $    14.99      $    13.55      $    10.00
                                              ----------      ----------      ----------      ----------

INVESTMENT OPERATIONS:
     Net Investment Income/(Loss)                  (0.02)           0.01            0.05            0.05
     Net Realized and Unrealized
       Gain/(Loss) on Investments                   3.09            0.26            1.67            3.50
                                              ----------      ----------      ----------      ----------
          Total from Investment Operations          3.07            0.27            1.72            3.55
                                              ----------      ----------      ----------      ----------

DISTRIBUTIONS:
     From Net Investment Income                    (0.03)          (0.03)          (0.04)           0.00
     From Realized Capital Gains                   (0.10)          (0.09)          (0.24)           0.00
                                              ----------      ----------      ----------      ----------
          Total Distributions                      (0.13)          (0.12)          (0.28)           0.00
                                              ----------      ----------      ----------      ----------

NET ASSET VALUE, END OF PERIOD                $    18.08      $    15.14      $    14.99      $    13.55
                                              ==========      ==========      ==========      ==========

TOTAL RETURN                                      20.50%           1.77%          12.75%          35.50%

Ratios/Supplemental Data
     Net Assets, End of Period (in 000's)     $   88,968      $   47,809      $   28,753      $   13,910
     Ratio of Expenses to Average Net Assets       1.00%           1.00%           1.00%           1.00%**
     Ratio of Net Investment Income/(Loss)
        to Average Net Assets                    (0.13)%           0.05%           0.24%           0.46%**
     Portfolio Turnover Rate                      12.66%          47.68%          29.40%          45.88%**

*  Commencement of Operations
** Annualized

    The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                               November 30, 2003
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Fairholme Funds Inc. (the "Company"), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management Investment Company. The Company's Articles of Incorporation permit the Board of Directors of the Company (the "Board" or the "Directors") to issue 100,000,000 shares of common stock at .0001 par value. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any shares not issued with the respect to such series. Shares of one series have been authorized, which shares constitute the interests in the The Fairholme Fund (the "Fund"), a non-diversified fund. The Fund's investment objective is to provide long-term growth of capital. The Fund seeks to achieve its objective by investing in common stocks without restrictions regarding market capitalization. The Fund will normally invest at least 75% of total net assets in U.S. common stocks and intends to hold a focused portfolio of no more than 25 stocks under normal circumstances.
Fairholme Capital Management, L.L.C. (the "Adviser") serves as investment adviser to the Fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Adviser and the Board have determined will represent fair value.

Federal Income Taxes: The Fund intends to qualify each year as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions: The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

THE FAIRHOLME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2003
--------------------------------------------------------------------------------

Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrued basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

NOTE 3. RELATED PARTY TRANSACTIONS

Fairholme Capital Management, L.L.C (the "Adviser"), serves as investment adviser to the Fund. The Adviser is a Delaware limited liability company and is registered with the Securities and Exchange Commission as an investment adviser. The Adviser's principal business and occupation is to provide financial management and advisory services to individuals, corporations, and other institutions throughout the world. The Fund pays the Adviser for its advisory and administrative services, an annualized management fee equal to 1.00% (0.50% of which are investment advisory fees and 0.50% for administrative and other services) of the average net assets of the Fund, such fees to be computed daily based upon the daily average net assets of the Fund. The Adviser received $634,932 for their services during the year ended November 30, 2003. Certain directors and officers of Fairholme Funds, Inc. are also directors and officers of Fairholme Capital Management, L.L.C.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940. As of November 30, 2003, National Financial Services Corp., for the benefit of its customers, owned over 70% of the Fund.

NOTE 4. INVESTMENTS

For the year ended November 30, 2003 purchases and sales of investment securities, other than short-term investments, aggregated $38,916,076, and $6,847,896, respectively. The gross unrealized appreciation for all securities totaled $18,129,663 and the gross unrealized depreciation for all securities totaled ($152,939) for a net unrealized appreciation of $17,976,724. The aggregate cost of securities for federal income tax purposes at November 30, 2003 was $69,891,017.

THE FAIRHOLME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2003
--------------------------------------------------------------------------------

NOTE 5. DISTRIBUTION TO SHAREHOLDERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The tax character of distributions paid during the fiscal years 2003 and 2002 was as follows:

Distributions paid from:                          2003             2002
                                               ----------       ----------
     Ordinary Income                           $   98,514       $   55,270
     Long-Term Capital Gain                       323,866          165,284
                                               ----------       ----------
                                               $  422,380       $  220,554
                                               ==========       ==========

As of November 30, 2003, the components of distributable earnings on a tax basis were as follows:

                                                 Value
                                              -----------
Undistributed Ordinary Income                 $        --
Realized Long-Term Capital Gain                    29,409
Unrealized Appreciation                        17,976,724
                                              -----------
                                              $18,006,133
                                              ===========

NOTE 6. RECLASSIFICATION IN THE CAPITAL ACCOUNT

In accordance with accounting pronouncements, the Fund has recorded a reclassification in the capital account. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains on a tax basis, which is considered to be more informative to the shareholder. As of November 30, 2003, the Fund recorded the following reclassification to increase (decrease) the accounts listed below:

                              UNDISTRIBUTED    ACCUMULATED     CAPITAL PAID IN
                             NET INVESTMENT   NET REALIZED      ON SHARES OF
                                 INCOME        GAIN/(LOSS)   BENEFICIAL INTEREST
                             --------------   ------------   -------------------

The Fairholme Fund ..........  $  174,690      $       --        $ (174,690)

THE FAIRHOLME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2003
--------------------------------------------------------------------------------

NOTE 7. BOARD OF DIRECTORS (UNAUDITED)

The Board Of Directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the Bylaws of the Company and review by the Board. The Directors, including those Directors who are also officers of the Company, are listed below.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  FUNDS          OTHER
                        POSITION(S)    TERM OF OFFICE &                                          OVERSEEN     DIRECTORSHIPS
                         HELD WITH      LENGTH OF TIME       PRINCIPAL OCCUPATION(S) DURING         BY            HELD
NAME, AGE & ADDRESS     THE COMPANY        SERVED                     PAST 5 YEARS               DIRECTOR      BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Bruce R. Berkowitz*     Director,      Each Director         Managing Member, Fairholme             1         Deputy Chairman and
Age 45                  President      serves for an         Capital Management, L.L.C., a                    a Director of
51 JFK Parkway                         indefinite term.      registered investment adviser,                   Olympus Re Holdings,
Short Hills, NJ  07078                 Mr. Berkowitz has     since October 1997                               Ltd. a Director of
                                       served as a                                                            Safety Insurance
                                       director of the                                                        Group, Inc. and a
                                       Fund since the                                                         Trustee of First
                                       Fund's inception on                                                    Union Real Estate
                                       December 29, 1999
----------------------------------------------------------------------------------------------------------------------------------
Keith D. Trauner*       Director       Each Director         Chief Financial Officer,               1         None
Age 46                  Treasurer/     serves for an         Fairholme Capital Management
51 JFK Parkway          Secretary      indefinite term.      L.L.C., a registered investment
Short Hills, NJ  07078                 Mr. Trauner was       adviser, employed since Feb 1999,
                                       appointed by the      President, Circle Asset
                                       Board to replace an   Management, Inc., a registered
                                       outgoing director     investment advisory subsidiary of
                                       in January 2002.      Emigrant Bancorp.
----------------------------------------------------------------------------------------------------------------------------------
Joel L. Uchenick        Independent    Each Director         General Partner, Sherbrooke            1         Director and
Age 55                  Director       serves for an         Capital, a private equity firm,                  Chairman of the
52 Waltham Street                      indefinite term.      since November                                   Board, Oregon  Chai
Topsfield, MA  01983                   Mr. Uchenick has      1998. Previously. Senior Partner,                Inc.; Board Member
                                       served as a           Sherbrooke Associates Inc.                       and Chief Financial
                                       director of the                                                        Officer of Cooke PH,
                                       Fund since the                                                         Inc.
                                       Fund's inception on
                                       December 29, 1999
----------------------------------------------------------------------------------------------------------------------------------
Avivith Oppenheim,      Independent    Each Director         Attorney-at-Law (private               1         None
Esq.                    Director       serves for an         practice).
Age 53                                 indefinite term.
211 Mountain Avenue                    Ms. Oppenheim has
Springfield, NJ  07081                 served as a
                                       director of the
                                       Fund since the
                                       Fund's inception on
                                       December 29, 1999
----------------------------------------------------------------------------------------------------------------------------------
Leigh Walters, Esq.     Independent    Each Director         Vice-President and Director,           1         Director, Valcor
Age 57                  Director       serves for an         Valcor Engineering Corporation.                  Engineering
1 Cleveland Place                      indefinite term.      Sole Practitioner Attorney-at-Law.               Corporation
Springfield, NJ  07081                 Mr. Walters has
                                       served as a
                                       director of the
                                       Fund since the
                                       Fund's inception on
                                       December 29, 1999
----------------------------------------------------------------------------------------------------------------------------------

* Indicates an interested person as defined in the 1940 Act.

THE FAIRHOLME FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                       NOTES TO FINANCIAL STATEMENTS (Continued)
                                                               November 30, 2003
--------------------------------------------------------------------------------

NOTE 7. OTHER INFORMATION (UNAUDITED)

The Company has adopted policies and procedures which provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund's portfolio. These policies and procedures are available to you upon request and free of charge by writing to Fairholme Funds, Inc., c/o Citco-Quaker Fund Services, Inc., P.O. Box C1100, Southeastern, PA 19398-1100, or by calling the Company toll free at 1-866-202-2263, or by visiting the Company's website at www.fairholmefund.com. The Company's proxy voting policies and procedures may also be obtained by visiting the Securities and Exchange Commission website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

INDEPENDENT AUDITOR'S REPORT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

To The Shareholders and
Board of Directors
The Fairholme Fund:

We have audited the accompanying statement of assets and liabilities of The Fairholme Fund, including the schedule of portfolio investments, as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from December 29, 1999 (commencement of operations) to November 30, 2000 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Fairholme Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from December 29, 1999 (commencement of operations) to November 30, 2000 in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
December 16, 2003

ITEM 2. CODE OF ETHICS. - See below. "The Registrant's Code of Ethics is attached hereto as an exhibit. As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or persons performing similar functions. No waivers from a provision of the Code were granted during the period covered by this report."

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Joel L. Uchenick

Independent Director

B.A. University of Massachusetts at Amherst, 1970
M.B.A. McGill University of Montreal, 1979

General Partner, Sherbrooke Capital, a private equity firm, since Nov. 1998. Previously, Senior Partner, Sherbrooke Associates Inc., a marketing firm. Director and Chairman of the Board, Oregon Chai Inc. Board Member and Chief Financial Officer of Cooke PH, Inc.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate audit fees billed to The Fairholme Fund for the last two fiscal years by the principal accountant were $12,878.00 and $13,942.00 respectively.

Audit-Related Fees. There were no audit related fees, other than those noted under "Audit Fees" Disclosure, billed to The Fairholme Fund for the last two fiscal years by the principal accountant.

Tax Fees. There were no fees billed to the fund for professional services for tax compliance, tax advice or tax planning.

All Other Fees. The aggregate non-audit fees billed by the Registrant's principal accountant for the last two fiscal years were $1,745.00 and $1,445.00.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of January 26, 2004, Registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     There have been no significant changes in Registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10. EXHIBITS

(a) Code of Ethics: See original N-CSR for the period ended November 30, 2003 filed with the Commission on February 9, 2004.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.
             -------------------------------------------------------------------
By (Signature and Title)

* /s/ Bruce R. Berkowitz
-------------------------
Bruce R. Berkowitz
President

Date:  January 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Bruce R. Berkowitz
------------------------
Bruce R. Berkowitz
President

Date:  January 30, 2004

By (Signature and Title)

* /s/ Keith D. Trauner
----------------------
Keith D. Trauner
Secretary/Treasurer

Date:

* Print the name and title of each signing officer under his or her signature.

                                      -5-